Accrued Employee Compensation and Benefits	12 Months Ended
Dec. 31, 2012
Accrued Employee Compensation and Benefits
Accrued Employee Compensation and Benefits

Note 10—Accrued Employee Compensation and Benefits

        Accrued employee compensation and benefits consist of the following:

	December 31, 2012	December 31, 2011
Compensation related amounts	$28,386	$31,477
Vacation liabilities	14,176	12,534
Medical and dental liabilities	2,078	2,284
Employer taxes	2,098	2,284
Statutory retirement plans	10,860	10,112
Other benefit related liabilities	437	1,619

	$58,035	$60,310